Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MML Series Investment Fund II
Prospectus Date	rr_ProspectusDate	May 01, 2019
MML Small Cap Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MML Small Cap Equity Fund
Supplement To Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
MML SERIES INVESTMENT FUND II
MML Small Cap Equity Fund
(the “Fund”)
Supplement dated May 28, 2019 to the
Prospectus dated May 1, 2019 and the
Summary Prospectus dated May 1, 2019

This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus. It should be retained and read in conjunction with the Prospectus and Summary Prospectus.

At the close of business on May 24, 2019, the following changes became effective for the MML Small Cap Equity Fund:

Invesco Advisers, Inc. (“Invesco”) replaced OppenheimerFunds, Inc. (“OFI”) as the subadviser of the MML Small Cap Equity Fund. Therefore, all references to OFI as the subadviser of the MML Small Cap Equity Fund are hereby deleted. The Principal Investment Strategies remain the same, except for substituting all references to OFI with Invesco.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE